Debt and Credit Facilities - Lines of Credit (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Revolving Senior Secured Credit Facility [Member]
Line Of Credit Facility [Line Items]
Available credit facility	$ 1,015.0	$ 989.5	$ 700.0
Credit facility expiration date			Oct. 31, 2016